Performance Management - Franklin Short Duration U.S. Government ETF	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	2.45%
Worst Quarter:	2022, Q1	-1.80%

As of June 30, 2026, the Fund’s year-to-date return was 1.24%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin Short Duration U.S. Government ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Government (1-3 Year) Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government (1-3 Year) Index
Bloomberg U.S. Government (1-3 Year) Index | Average Annual Return, Percent		5.17%	1.76%	1.84%
Franklin Short Duration U.S. Government ETF | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Short Duration U.S. Government ETF | Average Annual Return, Percent		5.54%	2.24%	2.01%
Franklin Short Duration U.S. Government ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Short Duration U.S. Government ETF | After Taxes on Distributions | Average Annual Return, Percent		3.56%	0.89%	0.87%
Franklin Short Duration U.S. Government ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Short Duration U.S. Government ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.26%	1.12%	1.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin Short Duration U.S. Government ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 1.24%.
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.45%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.80%)
Lowest Quarterly Return, Date	Mar. 31, 2022